Investments in subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates
Schedule of the positions of equity and income (loss) for the year

Ultrapar Participações S.A. and Subsidiaries

Notes to the financial statements
For the year ended December 31, 2024, 2023 and 2022

Summary of financial position and income of subsidiaries which have relevant non-controlling interests

The financial position and income of subsidiaries which have relevant non-controlling interests is shown below:

	Consolidated
	Proportion of interest in share capital and voting rights held by non-controlling interests		Equity attributable to non-controlling interests		Income allocated to non-controlling interests for the year
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2022
Subsidiaries	%	%
Iconic Lubrificantes S.A.	44%	44%	484,986	477,710	135,428	72,505	34,955
WTZ Participações S.A.	48%	-	116,249	‐	25,082	‐	-
Other investments	-	-	63,491	45,621	2,650	5,453	4,275
			664,726	523,331	163,160	77,958	39,230

Summary of statements of financial information of joint ventures and associates

The summarized financial information of the associates and joint ventures relevant for the Company is presented below. The individual financial statements of these entities may differ from the financial information presented here, which is prepared considering Ultrapar's accounting policies and using the most recent financial information available.

	12/31/2024		12/31/2023		10/31/2022
	Joint ventures		Joint ventures		Joint ventures
	RPR	Opla	RPR	Opla	RPR
Total assets	1,069,063	182,810	844,959	190,626	772,351
Total liabilities	1,062,982	63,422	717,926	82,315	696,501
Equity	6,081	119,388	127,033	108,311	75,850
Net revenue	2,177,747	60,281	2,954,931	35,117	3,215,987
Net income (loss) for the year	(83,097)	8,324	20,899	8,141	78,599

Number of shares or units held	1,719,491	16,957,908	5,078,888	33,915,815	5,078,888
Interest in share capital - %	33.14	50.00	33.14	50.00	33.14

10/31/2024
Associate
Hidrovias (Consolidated)
Current assets	1,234,849
Noncurrent assets	5,338,418
Current liabilities	1,705,175
Noncurrent liabilities	3,664,958
Equity	1,203,134

Net revenue	1,260,687
Gross profit	137,235
Net loss for the period	(324,791)

Number of shares or units held	318,925,700
Interest in share capital - %	41.94

Schedule of the balances and changes in investments in joint ventures and associates

Balances and changes in investments in subsidiaries, joint ventures and associates are as follows:

	Joint ventures	Associates	Advances	Advances for future capital increase	Total
Balance as of December 31, 2021 (i)	71,389	7,204			78,593
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	9,397	2,784	-	-	12,181
Dividends	(4,298)	(2,076)	-	-	(6,374)
Equity instrument granted (ii)	‐	‐	-	-	‐
Accumulated other comprehensive income	267	‐	-	-	267
Actuarial gain of post-employment benefits of subsidiaries, net of income and social contribution taxes	(1,440)	‐	-	-	(1,440)
Capital increase in cash	28,000	‐	-	-	28,000
Shareholder transactions - changes of interest	3,528	(3,528)	-	-	‐
Balance as of December 31, 2022 (i)	106,843	4,384	‐	‐	111,227
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	9,840	2,068	‐	‐	11,908
Dividends	(11,072)	(2,200)	‐	‐	(13,272)
Equity instrument granted (ii)	899	‐	‐	‐	899
Acquisition of Terminal de Combustíveis Paulínia S.A. ("Opla")	210,096	‐	‐	‐	210,096
Capital decrease	(3,100)	‐	‐	‐	(3,100)
Other movements	342	‐	‐	‐	342
Balance as of December 31, 2023 (i)	313,848	4,252	‐	‐	318,100
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	(34,625)	(92,557)	‐	‐	(127,182)
Amortization of fair value adjustments	(2,493)	‐	‐	‐	(2,493)
Dividends	‐	(1,196)	‐	‐	(1,196)
Equity instrument granted (ii)	‐	1,540	‐	‐	1,540
Accumulated other comprehensive income	(2,427)	37,458	‐	‐	35,031
Capital increase in cash	‐	42,985	‐	‐	42,985
Capital decrease in shares	(522)	‐	‐	‐	(522)
Advances for investments - GPA stations	‐	‐	90,000	-	90,000
Acquisition of shares of Hidrovias do Brasil S.A.	‐	647,201	‐	‐	647,201
Transfers of financial assets to investments (iii)	‐	645,333	‐	‐	645,333
Advance for future capital increase (iv)	‐	-	-	500,000	500,000
Other movements	599	(1,112)	‐	‐	(513)
Balance as of December 31, 2024 (i)	274,380	1,283,904	90,000	500,000	2,148,284

(*)	Adjusted for unrealized profits between subsidiaries.
(i)	Investments in subsidiaries, joint ventures and associates net of provision for equity deficit.
(ii)	Amounts refer to grants of long-term incentives in subsidiaries Ultrapar Mobilidade, Ultragaz Participações and Ultrapar Logística.
(iii)	Amounts refer to the acquisition of stake in Hidrovias do Brasil S.A. For further details, see Note 27.a.
(iv)	Amounts refer to the advance for future capital increase made in December 2024 by subsidiary Ultrapar Logística Ltda. in Hidrovias do Brasil S.A.